Mineral Property, Pland and Equipment (Net Value Carrying Values) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 2,753.4	$ 1,918.2
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	769.1	710.2
Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,588.3	867.9
Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	75.4	61.1
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	320.6	279.0
Operating segments [member] | Young-Davidson [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,432.0	1,431.0
Operating segments [member] | Young-Davidson [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	589.5	580.7
Operating segments [member] | Young-Davidson [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	767.1	789.2
Operating segments [member] | Young-Davidson [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	75.4	61.1
Operating segments [member] | Young-Davidson [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Mulatos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	212.0	198.5
Operating segments [member] | Mulatos [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	112.9	121.6
Operating segments [member] | Mulatos [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	99.1	76.9
Operating segments [member] | Mulatos [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Mulatos [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Island Gold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	774.9
Operating segments [member] | Island Gold [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	54.8
Operating segments [member] | Island Gold [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	720.1
Operating segments [member] | Island Gold [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0
Operating segments [member] | Island Gold [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0
Operating segments [member] | El Chanate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	6.1	4.4
Operating segments [member] | El Chanate [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	4.1	2.6
Operating segments [member] | El Chanate [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	2.0	1.8
Operating segments [member] | El Chanate [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | El Chanate [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	328.4	284.3
Corporate and other [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	7.8	5.3
Corporate and other [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 320.6	$ 279.0